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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         The Cincinnati Casualty Company
Address:      6200 South Gilmore Road
              Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher          Fairfield, Ohio        August 10, 2007
-----------------------------   --------------------   -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                            1

Form 13F Information Table Entry Total                      11

Form 13F Information Table Value Total                 154,849
                                                     (thousands)

List of Other Included Managers:

     No.   File No.    Name

     01    028-10798   Cincinnati Financial Corporation

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
                               COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7  COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                          SHARES/   SH/   INVESTMENT
ISSUER                          CLASS       CUSIP    FMV (000)  PRINCIPAL  PRN      DIS        OTH MGRS    SOLE     SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP               COMMON     26441C105      3,640    198,900  SH   SHARED-OTHER      01        --       198,900    --
EXXON MOBIL CORPORATION        COMMON     30231G102     35,230    420,000  SH   SHARED-OTHER      01        --       420,000    --
FIFTH THIRD BANCORP            COMMON     316773100     56,473  1,419,979  SH   SHARED-OTHER      01        --     1,419,979    --
GENERAL ELECTRIC CO            COMMON     369604103        957     25,000  SH   SHARED-OTHER      01        --        25,000    --
GENUINE PARTS CO               COMMON     372460105        744     15,000  SH   SHARED-OTHER      01        --        15,000    --
JOHNSON & JOHNSON              COMMON     478160104      1,541     25,000  SH   SHARED-OTHER      01        --        25,000    --
NATIONAL CITY CORPORATION      COMMON     635405103      9,150    274,612  SH   SHARED-OTHER      01        --       274,612    --
PROCTER & GAMBLE CORPORATION   COMMON     742718109     15,298    250,000  SH   SHARED-OTHER      01        --       250,000    --
SPECTRA ENERGY CORP            COMMON     847560109      2,582     99,450  SH   SHARED-OTHER      01        --        99,450    --
WELLS FARGO & CO               COMMON     949746101     15,475    440,000  SH   SHARED-OTHER      01        --       440,000    --
WYETH                          COMMON     983024100     13,762    240,000  SH   SHARED-OTHER      01        --       240,000    --

                                                       154,849

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